Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Haymaker III [Member]
Initial Public Offering
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 30,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-fourth
of one redeemable warrant (“Redeemable Warrant”). Each whole Redeemable Warrant is exercisable to purchase one share of Class A common stock and only whole warrants are exercisable. No fractional warrants were issued upon separation of the Units and only whole warrants were traded. The Redeemable Warrants will become exercisable on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of the Initial Public Offering. Each whole Redeemable Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 (see Note 7).
In addition, the 8,625,000 shares of Class B common stock of the Company (the “Founder Shares”) held by the Sponsor (prior to the exercise of the over-allotment) included an aggregate of up to 1,125,000 Founder Shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full, so that the Sponsor would own 20% of issued and outstanding common stock after the Initial Public Offering. As a result of the partial exercise of the over-allotment option to purchase 1,750,000 Units, the Sponsor forfeited 687,500 Founder Shares on March 5, 2021 in order to maintain ownership of 20% of issued and outstanding shares of the Company. The Founder Shares forfeited by the Sponsor were cancelled by the Company.

NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 30,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-fourth
of one redeemable warrant (“Redeemable Warrant”). Each whole Redeemable Warrant is exercisable to purchase one share of Class A common stock and only whole warrants are exercisable. No fractional warrants were issued upon separation of the Units and only whole warrants were traded. The Redeemable Warrants will become exercisable on the later of 30 days after the completion of the Initial Business Combination or 12 months from the closing of the Initial Public Offering. Each whole Redeemable Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 (see Note 7).
In addition, the 8,625,000 shares of Class B common stock of the Company (the “Founder Shares”) held by the Sponsor (prior to the exercise of the over-allotment) included an aggregate of up to 1,125,000 Founder Shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full, so that the Sponsor would own 20% of issued and outstanding common stock after the Initial Public Offering. As a result of the partial exercise of the over-allotment option to purchase 1,750,000 Units, the Sponsor forfeited 687,500 Founder Shares on March 5, 2021 in order to maintain ownership of 20% of issued and outstanding shares of the Company. The Founder Shares forfeited by the Sponsor were cancelled by the Company.